Note 20 - Trade Receivables - Aging of Our Current Trade Receivables (Details) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Trade receivables	R$ 4,861.0	R$ 4,955.5
Bad debt provision	(676.5)	(603.5)
Net, trade receivables	4,184.5	4,352.0
Current [member]
Statement Line Items [Line Items]
Trade receivables	3,925.9	3,852.3
Bad debt provision	(5.8)	(5.8)
Net, trade receivables	3,920.1	3,846.5
Less than one month [member]
Statement Line Items [Line Items]
Trade receivables	187.5	255.2
Bad debt provision		(0.1)
Net, trade receivables	187.5	255.1
Later than one month and not later than two months [member]
Statement Line Items [Line Items]
Trade receivables	53.2	82.4
Bad debt provision		(0.2)
Net, trade receivables	53.2	82.2
Later than two months and not later than three months [member]
Statement Line Items [Line Items]
Trade receivables	19.0	74.5
Bad debt provision	(4.3)	(0.5)
Net, trade receivables	14.7	74.0
Later than three months and less than six months [member]
Statement Line Items [Line Items]
Trade receivables	38.2	111.1
Bad debt provision	(29.2)	(16.9)
Net, trade receivables	9.0	94.2
Later than six months and less than 12 months [member]
Statement Line Items [Line Items]
Trade receivables	71.1	74.1
Bad debt provision	(71.1)	(74.1)
Net, trade receivables
Later than a year [member]
Statement Line Items [Line Items]
Trade receivables	566.1	505.9
Bad debt provision	(566.1)	(505.9)
Net, trade receivables